RELATED PARTY TRANSACTIONS - Loans to Officers and Directors (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Officers and Directors
Related Party Transaction [Line Items]
Loans and leases receivable, related parties, discount	0.25%
Related Party
Related Party Transaction [Line Items]
Loans receivable	$ 1.3	$ 0.3